UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-06640)

American Strategic Income Portfolio Inc. II
(Exact name of registrant as specified in charter)

800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, Jr.
800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 08/31/09

Date of reporting period:  11/30/08

Item 1. Schedule of Investments.

Schedule of INVESTMENTS (unaudited)

American Strategic Income Portfolio II (BSP)
November 30, 2008

DESCRIPTION	DATE ACQUIRED	PAR	COST	VALUE ¶

(Percentages of each investment category relate to total net assets)
U.S. Government Agency Mortgage-Backed Securities ■ — 3.6%
Fixed Rate — 3.6%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231		$2,728,510	$2,790,808	$2,787,222
9.00%, 7/1/30, #C40149		125,084	127,955	137,453
Federal National Mortgage Association,
6.00%, 10/1/16, #607030		204,578	205,368	209,820
5.50%, 6/1/17, #648508		229,425	230,261	235,007
5.00%, 9/1/17, #254486		407,299	408,092	415,991
5.00%, 11/1/17, #657356		832,389	835,633	850,152
6.50%, 6/1/29, #252497		977,115	971,439	1,013,309
7.50%, 5/1/30, #535289		105,844	102,772	111,394
8.00%, 5/1/30, #538266		41,249	40,798	43,731
8.00%, 6/1/30, #253347		130,546	129,119	138,401
Total U.S. Government Agency Mortgage-Backed Securities			5,842,245	5,942,480
Corporate Notes ∞ ¶ — 12.8%
Fixed Rate — 12.8%
Sarofim South and Bland, 6.90%, 1/1/11	12/21/07	8,511,612	8,511,612	8,403,515
Stratus Properties II, 6.56%, 12/31/11	6/14/01	5,000,000	5,000,000	4,822,500
Stratus Properties III, 6.56%, 12/31/11	12/12/06	8,000,000	8,000,000	7,716,000
Total Corporate Notes			21,511,612	20,942,015
Whole Loans ∞ & — 103.6%
Commercial Loans — 60.3%
5555 East Van Buren I, Phoenix, AZ, 5.68%, 7/1/11 µ	6/23/04	6,312,448	6,312,448	5,888,950
5555 East Van Buren II, Phoenix, AZ, 7.13%, 7/1/11 µ	8/18/06	1,471,002	1,471,002	1,408,477
American Mini-Storage, Memphis, TN, 6.80%, 12/1/10 ¶	11/5/07	3,060,000	3,060,000	2,951,788
Bigelow Office Building, Las Vegas, NV, 6.50%, 4/1/17 µ	3/31/97	1,128,720	1,128,720	913,502
Cypress Point Office Park I, Tampa, FL, 5.30%, 6/1/09 µ	5/19/04	4,422,610	4,422,610	4,233,942
Cypress Point Office Park II, Tampa, FL, 5.30%, 6/1/09 µ	5/19/04	4,296,822	4,296,822	4,113,519
Hickman Road, Clive, IA, 6.78%, 1/1/13 ¶ µ	12/3/07	5,500,000	5,500,000	5,008,769
LaCosta Centre, Austin, TX, 5.20%, 3/1/09 µ	2/27/04	4,241,250	4,241,250	4,183,159
Oak Knoll Village Shopping Center, Austin, TX, 6.73%, 10/1/13 µ	9/17/03	1,508,377	1,508,377	1,340,044
Office City Plaza, Houston, TX, 6.43%, 6/1/12 µ	5/25/07	5,519,528	5,519,528	5,103,463
Oyster Point Office Park, Newport News, VA, 6.68%, 2/1/11 µ	1/4/06	12,112,531	12,112,531	11,571,719
PennMont Office Plaza, Albuquerque, NM, 6.63%, 4/1/11 µ	3/30/06	1,442,212	1,442,212	1,369,661
Perkins - Blaine, Blaine, MN, 6.63%, 1/1/17 ¶ µ	12/13/06	1,825,000	1,825,000	1,463,217
Raveneaux Country Club, Spring, TX, 6.93%, 12/1/08 ¶	12/19/05	8,800,000	8,800,000	8,764,784
Redwood Dental Building, Taylorsville, UT, 7.40%, 7/1/12 µ	6/28/02	2,457,232	2,457,232	2,351,859
Robberson Auto Dealerships, Bend & Prineville, OR, 6.40%, 4/1/17 µ	3/30/07	7,215,056	7,215,056	5,958,345
Signal Butte, Mesa, AZ, 6.90%, 7/1/17 ¶ µ	6/20/07	15,000,000	15,000,000	12,228,180
Station Square, Pompano Beach, FL, 6.33%, 2/1/14 ¶ µ	1/19/07	12,000,000	12,000,000	8,923,242
Waste Connections Warehouse, Englewood, CO, 6.58%, 3/1/14 µ	2/15/07	1,278,942	1,278,942	1,179,979
Woodmen Corporate Center, Colorado Springs, CO, 5.26%, 1/1/09 ¶ µ r	8/8/05	9,950,000	9,950,000	9,950,000
			109,541,730	98,906,599
Multifamily Loans — 43.2%
Carolina Square Apartments, Tallahassee, FL, 6.63%, 8/1/12 ¶ µ	7/20/07	7,875,000	7,875,000	7,144,295
Chardonnay Apartments, Tulsa, OK, 6.40%, 7/1/13 µ	6/5/03	3,890,030	3,890,030	3,410,983
Lake Point Terrace Apartments, Madison, WI, 6.33%, 5/1/17 µ ◆	4/13/07	4,965,956	4,965,956	3,723,969
Meadows Point, College Station, TX, 7.93%, 2/1/13 ¶ ¿	1/24/08	5,400,000	5,400,000	4,347,529

FIRST AMERICAN MORTGAGE FUNDS     2008 Quarterly Report

Schedule of INVESTMENTS (unaudited)

American Strategic Income Portfolio II (BSP)

DESCRIPTION	DATE ACQUIRED	PAR/ SHARES	COST	VALUE ¶

RP-Plaza Development, Oxnard, CA, 5.98%, 3/1/10 ¶ r	2/23/05	$5,000,000	$5,000,000	$5,032,640
Sapphire Skies, Cle Elum, WA, 6.26%, 1/1/09 ¶ r	12/23/05	8,805,908	8,805,908	8,805,908
Summit Chase Apartments I, Coral Springs, FL, 6.75%, 1/1/09 ¶	7/7/05	12,670,000	12,670,000	8,869,000
Summit Chase Apartments II, Coral Springs, FL, 10.00%, 1/1/09 ¶ ¿ ‡	7/7/05	3,234,000	3,234,000	2,263,800
Sussex Club Apartments I, Athens, GA, 6.33%, 5/1/10 ¶	4/17/07	9,126,000	9,126,000	8,849,005
Sussex Club Apartments II, Athens, GA, 6.88%, 5/1/10 ¶ ¿ ‡	4/17/07	2,165,000	2,165,000	1,897,769
Trinity Oaks Apartments I, Dallas, TX, 6.53%, 4/1/09 ¶	3/30/06	7,000,000	7,000,000	5,736,363
Trinity Oaks Apartments II, Dallas, TX, 7.88%, 4/1/09 ¶ ¿ ‡	3/30/06	1,690,000	1,690,000	1,183,000
Vista Bonita Apartments, Denton, TX, 5.87%, 12/1/08	3/4/05	2,713,171	2,713,171	2,139,655
Windy Meadows, Arlington, TX, 6.93%, 5/1/10 ¶ µ	4/27/07	6,380,000	6,380,000	6,238,221
Winterland Apartments I, Grand Forks, ND, 9.23%, 7/1/12	6/6/97	526,758	526,758	483,316
Winterland Apartments II, Grand Forks, ND, 9.23%, 7/1/12	6/6/97	1,009,619	1,009,619	751,786
			82,451,442	70,877,239
Single Family Loans — 0.1%
Merchants Bank, 2 loans, Vermont, 10.48%, 12/1/20	12/18/92	55,826	56,285	57,501
PHH U.S. Mortgage, 2 loans, California & Delaware, 8.65%, 1/1/12	12/30/92	166,132	161,160	159,997
			217,445	217,498
Total Whole Loans			192,210,617	170,001,336
Preferred Stocks — 13.0%
Real Estate Investment Trusts — 13.0%
AMB Property, Series L ■		99,600	2,326,357	1,161,336
AMB Property, Series M		14,360	367,561	165,714
AMB Property, Series O ■		13,459	336,475	175,388
BRE Properties, Series C		94,000	1,867,780	1,354,540
BRE Properties, Series D		7,450	148,032	115,475
Developers Diversified Realty, Series H		37,600	770,800	207,552
Developers Diversified Realty, Series I		6,050	126,143	33,275
Duke Realty, Series J ■		38,244	974,588	374,791
Duke Realty, Series L		27,260	521,211	252,155
Duke Realty, Series M ■		83,200	1,704,000	1,089,920
Duke Realty, Series O		63,150	1,490,340	911,254
Equity Residential Properties, Series N		55,000	1,067,250	891,550
Health Care Properties, Series E		5,100	131,070	85,986
Health Care Properties, Series F ■		40,485	1,020,755	668,003
Kimco Realty, Series F ■		78,000	1,823,500	975,000
Kimco Realty, Series G		20,800	467,376	316,160
ProLogis Trust, Series F ■		26,120	630,278	195,900
ProLogis Trust, Series G		11,700	245,700	102,375
PS Business Parks, Series H		37,600	752,000	558,736
PS Business Parks, Series I		13,200	259,644	185,460
PS Business Parks, Series M		37,600	774,560	611,000
PS Business Parks, Series P		11,650	223,330	160,304
Public Storage, Series A ■		40,000	977,346	674,000
Public Storage, Series B		22,200	543,900	408,480
Public Storage, Series E ■		28,200	641,550	493,782
Public Storage, Series I		37,600	817,800	752,000
Public Storage, Series K		24,850	540,487	515,638
Public Storage, Series X ■		20,000	502,366	331,200
Public Storage, Series Z		20,000	497,779	323,200
Realty Income, Series D		90,000	2,281,500	1,710,000
Realty Income, Series E		37,600	812,160	665,520
Regency Centers, Series C		37,600	812,912	601,600
Regency Centers, Series E		84,200	1,912,340	1,347,200

FIRST AMERICAN MORTGAGE FUNDS     2008 Quarterly Report

Schedule of INVESTMENTS (unaudited)

American Strategic Income Portfolio II (BSP)

DESCRIPTION	SHARES	COST	VALUE ¶

UDR, Series G	37,600	$804,640	$564,000
Weingarten Realty Investors, Series F ■	182,500	4,489,375	2,407,175
Total Preferred Stocks		33,662,905	21,385,669
Total Unaffiliated Investments		253,227,379	218,271,500
Short-Term Investment — 0.9%
First American Prime Obligations Fund, Class Z ☑	1,416,091	1,416,091	1,416,091
Total Investments ▲ — 133.9%		$254,643,470	$219,687,591
Other Assets and Liabilities, Net — (33.9)%			(55,559,165)
Total Net Assets — 100.0%			$164,128,426

¶
Security valuations for the fund’s investments (other than whole loans, participation mortgages, and mortgage servicing rights) are furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Investments in open-ended mutual funds are valued at their respective net asset values on the valuation date.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.

The following investment vehicles, when held by the fund, are priced as follows: Exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors, Inc. (“FAF Advisors”), on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange, whether domestic or foreign, are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Forward contracts (other than currency forward contracts), swaps, and over-the-counter options on securities, indices, and currencies are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the security is purchased or sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.

The fund’s investments in whole loans (single family, multifamily, and commercial), participation mortgages, and mortgage servicing rights are generally not traded in any organized market and therefore, market quotations are not readily available. These investments are valued at fair value according to procedures adopted by the fund’s board of directors. Pursuant to these procedures, whole loan investments are initially fair valued at cost and adjusted using a FAF Advisors pricing model designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments. The pricing model takes into account a number of relevant factors including the projected rate of prepayments, the delinquency profile, the historical payment record, the expected yield at purchase, changes in prevailing interest rates, and changes in the real or perceived liquidity of whole loans, participation mortgages, and mortgage servicing rights as the case may be. The results of the pricing model may be further subject to price ceilings due to the illiquid nature of the loans. Changes in prevailing interest rates, real or perceived liquidity, yield spreads, and creditworthiness are factored into the pricing model each week.

Schedule of INVESTMENTS (unaudited)

American Strategic Income Portfolio II (BSP)

Certain mortgage loan information is received once a month. This information includes, but is not limited to, the projected rate of prepayments, projected rate and severity of defaults, the delinquency profile, and the historical payment record. Valuations of whole loans, participation mortgages, and mortgage servicing rights are determined no less frequently than weekly. Although FAF Advisors believes the pricing model to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans, participation mortgages, and mortgage servicing rights can only be determined in negotiations between the fund and third parties.

In accordance with the valuation procedures adopted by the fund’s board of directors, real estate acquired through foreclosure, if any, is valued at estimated market value, as determined by independent third party appraisals, less estimated selling costs. As material capital improvements are made to the property, new market value appraisals are obtained.

As of November 30, 2008, the fund held fair valued securities with a value of $190,943,351 or 116.3% of total net assets.

■
Securities pledged as collateral for outstanding reverse repurchase agreements. On November 30, 2008, securities valued at $9,654,874 were pledged as collateral for the following outstanding reverse repurchase agreements:

Name of Broker
Acquisition	Accrued	and Description
Amount	Date	Rate*	Due	Interest	of Collateral
$ 5,202,000	11/28/08	1.75%	12/12/08	$ 759	(1)
2,022,000	11/05/08	4.11%	12/05/08	5,998	(2)
$ 7,224,000	$ 6,757

* Interest rate as of November 30, 2008. Rate is based on the London Interbank Offered Rate (“LIBOR”) plus a spread and reset monthly.

Name of broker and description of collateral:
(1)	Goldman Sachs:
Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $2,728,510 par
Federal Home Loan Mortgage Corporation, 9.00%, 7/1/30, $125,084 par
Federal National Mortgage Association, 6.00%, 10/1/16, $204,578 par
Federal National Mortgage Association, 5.50%, 6/1/17, $229,425 par
Federal National Mortgage Association, 5.00%, 9/1/17, $407,299 par
Federal National Mortgage Association, 5.00%, 11/1/17, $832,389 par
Federal National Mortgage Association, 6.50%, 6/1/29, $977,115 par
Federal National Mortgage Association, 7.50%, 5/1/30, $105,844 par
Federal National Mortgage Association, 8.00%, 5/1/30, $41,249 par
Federal National Mortgage Association, 8.00%, 6/1/30, $130,546 par
(2)	Dresdner Bank:
AMB Property, Series L, 37,600 shares
AMB Property, Series O, 13,459 shares
Duke Realty, Series J, 38,244 shares
Duke Realty, Series M, 8,000 shares
Health Care Properties, Series F, 40,485 shares
Kimco Realty, Series F, 20,000 shares
ProLogis Trust, Series F, 18,220 shares
Public Storage, Series A, 40,000 shares
Public Storage, Series E, 15,000 shares
Public Storage, Series X, 20,000 shares
Weingarten Realty Investors, Series F, 22,500 shares

The fund has entered into lending commitments with Goldman Sachs and Dresdner Bank. The monthly agreements permit the fund to enter into reverse repurchase agreements using U.S. government agency mortgage-backed securities and/or preferred stocks as collateral.

∞
Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. See ¶ footnote above.

¶
Interest only - Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of November 30, 2008.

FIRST AMERICAN MORTGAGE FUNDS     2008 Quarterly Report

Schedule of INVESTMENTS (unaudited)

American Strategic Income Portfolio II (BSP)

&
Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on November 30, 2008. Interest rates and maturity dates disclosed on single family loans represent the weighted average coupon and weighted average maturity for the underlying mortgage loans as of November 30, 2008. For participating loans the rates are based on the annual cash flow payments expected at the time of purchase.

µ
Securities pledged as collateral for outstanding borrowings under a loan agreement. On November 30, 2008, securities valued at $107,707,495 were pledged as collateral for the following outstanding borrowings:

Name of Broker
Acquisition	Accrued	and Description
Amount	Date	Rate*	Due	Interest	of Collateral
$50,000,000	11/28/08	5.00%	12/31/08	$ 20,833	(1)

* Interest rate as of November 30, 2008. Rate is based on the London Interbank Offered Rate (“LIBOR”) plus 2.625% and reset monthly.

Name of broker and description of collateral:
(1)	Massachusetts Mutual:
5555 East Van Buren I, Phoenix, AZ, 5.68%, 7/1/11, $6,312,448 par
5555 East Van Buren II, Phoenix, AZ, 7.13%, 7/1/11, $1,471,002 par
Bigelow Office Building, Las Vegas, NV, 6.50%, 4/1/17, $1,128,720 par
Carolina Square Apartments, Tallahassee, FL, 6.63%, 8/1/12, $7,875,000 par
Chardonnay Apartments, Tulsa, OK, 6.40%, 7/1/13, $3,890,030 par
Cypress Point Office Park I, Tampa, FL, 5.30%, 6/1/09, $4,422,610 par
Cypress Point Office Park II, Tampa, FL, 5.30%, 6/1/09, $4,296,822 par
Hickman Road, Clive, IA, 6.78%, 1/1/13, $5,500,000 par
LaCosta Centre, Austin, TX, 5.20%, 3/1/09, $4,241,250 par
Lake Point Terrace Apartments, Madison, WI, 6.33%, 5/1/17, $4,965,956 par
Oak Knoll Village Shopping Center, Austin, TX, 6.73%, 10/1/13, $1,508,377 par
Office City Plaza, Houston, TX, 6.43%, 6/1/12, $5,519,528 par
Oyster Point Office Park, Newport News, VA, 6.68%, 2/1/11, $12,112,531 par
PennMont Office Plaza, Albuquerque, NM, 6.63%, 4/1/11, $1,442,212 par
Perkins - Blaine, Blaine, MN, 6.63%, 1/1/17, $1,825,000 par
Redwood Dental Building, Taylorsville, UT, 7.40%, 7/1/12, $2,457,232 par
Robberson Auto Dealerships, Bend & Prineville, OR, 6.40%, 4/1/17, $7,215,056 par
Signal Butte, Mesa, AZ, 6.90%, 7/1/17, $15,000,000 par
Station Square, Pompano Beach, FL, 6.33%, 2/14/14, $12,000,000 par
Waste Connections Warehouse, Englewood, CO, 6.58%, 3/1/14, $1,278,942 par
Windy Meadows, Arlington, TX, 6.93%, 5/1/10, $6,380,000 par
Woodmen Corporate Center, Colorado Springs, CO, 5.26%, 1/1/09, $9,950,000 par

The fund has entered into a loan agreement with Massachusetts Mutual Life Insurance Company (“MMLIC”) under which MMLIC made a term loan to the fund of $45,100,000, which matures on July 31, 2011, and agreed to make revolving loans to the fund of up to $12,900,000. Loans made under the loan agreement are secured by whole loans in the fund’s portfolio and bear interest at the one-month LIBOR plus 2.625% with a floor interest rate of 5.00%. In addition, the fund pays an annual fee of 1.28% on any unused portion of the fund’s revolving loan commitment.

r	Variable Rate Security - The rate shown is the net coupon rate in effect as of November 30, 2008.
◆	Loan is in default.
¿
Participating Loan. A participating loan is one which contains provisions for the fund to participate in the income stream provided by the property including net cash flows and capital proceeds. Monthly cash flow proceeds are only required to the extent excess cash flow is generated by the property as determined by the loan documents.

‡	This participating loan is not currently making monthly cash flow payments.
☑	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for the fund.

FIRST AMERICAN MORTGAGE FUNDS     2008 Quarterly Report

Schedule of INVESTMENTS (unaudited)

American Strategic Income Portfolio II (BSP)

▲
On November 30, 2008, the cost of investments for federal income tax purposes was approximately $254,643,470. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$137,677
	Gross unrealized depreciation	(35,093,556)
	Net unrealized depreciation	$(34,955,879)

Summary of Fair Value Exposure
The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on September 1, 2008. FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in mutual funds and preferred stocks with quoted prices.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the fund are U.S. government securities.

Level 3 - Significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are whole loan and participation mortgages and corporate notes. These securities have limited observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the board of directors. Pursuant to these procedures, whole loan investments are initially valued at cost and their values are subsequently monitored and adjusted using a FAF Advisors pricing model designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments. The pricing model takes into account a number of relevant factors including the projected rate of prepayments, the prevailing interest rates, and changes in the real or perceived liquidity of whole loans and participation mortgages.
As of November 30, 2008, the fund's investments were classified as follows:

Investments in
Securities
Level 1 – Quoted prices in active markets for identical assets	$22,801,761
Level 2 – Other significant observable inputs	5,942,479
Level 3 – Significant unobservable inputs	190,943,351
Total	$219,687,591

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized. It may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Investments in
Securities
Balance as of August 31, 2008	$205,914,723
Accrued discounts (premiums)	—
Realized gain (loss)	58
Net change in unrealized appreciation or depreciation	(12,161,039)
Net purchases (sales)	(2,810,391)
Net transfers in and/or (out) of Level 3	—
Balance as of November 30, 2008	$190,943,351

FIRST AMERICAN MORTGAGE FUNDS     2008 Quarterly Report

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Strategic Income Portfolio Inc. II

By:     /s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date:   January 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date:   January 21, 2009

By:     /s/Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date:   January 21, 2009